Schedule I - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss before taxation	$ (240,810)	$ (94,796)	$ (74,905)
Adjustments for:
Interest income	(431)	(467)	(330)
Amortization of intangible assets	20	20	20
Fair value change of financial assets at FVTPL	(323)	(2)	(108)
Fair value change of convertible preferred shares	189,646	37,424	26,572
Share-based payment expenses	3,582	8,122	4,510
Issuance costs for convertible preferred shares			3,782
Non-cash adjustments to other expenses	(2,563)
Operating cash flows before movements in working capital	(49,368)	(45,955)	(38,798)
(Increase)/decrease in deposits, prepayments and deferred expenses	3,651	(453)	(940)
Increase in other payables and accruals	2,837	3,096	4,001
NET CASH USED IN OPERATING ACTIVITIES	(42,824)	(43,312)	(35,681)
INVESTING ACTIVITIES
Interest received	431	467	330
Purchase of intangible assets		(7,500)	(10,000)
Repayment of loan to a director			131
Proceeds from disposal of financial asset at FVTPL	5,000		7,000
NET CASH FROM (USED IN) INVESTING ACTIVITIES	29,053	(38,950)	2,325
FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares			124,250
Proceeds from issue of shares upon exercise of share options	392	141	6,029
Issuance costs paid for convertible preferred shares			(3,782)
Accrued issuance costs paid		(1,173)	(439)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	(294)	(1,643)	125,514
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,065)	(83,905)	92,158
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	46,740	130,645	38,487
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	32,675	46,740	130,645
Separate [Member]
OPERATING ACTIVITIES
Loss before taxation	(240,811)	(94,796)	(74,905)
Adjustments for:
Share of loss in subsidiaries	43,094	45,757	34,347
Interest income	(112)	(42)	(91)
Amortization of intangible assets	20	20
Fair value change of financial assets at FVTPL	(323)	(2)	(108)
Fair value change of convertible preferred shares	189,646	37,424	26,572
Share-based payment expenses	818	4,056	4,510
Issuance costs for convertible preferred shares			3,782
Non-cash adjustments to other expenses	(2,563)
Operating cash flows before movements in working capital	(10,231)	(7,583)	(5,893)
(Increase)/decrease in deposits, prepayments and deferred expenses	2,812	162	(1,579)
Increase in other payables and accruals	859	1,119	6,288
NET CASH USED IN OPERATING ACTIVITIES	(6,560)	(6,302)	(1,184)
INVESTING ACTIVITIES
Interest received	112	42	91
Investment in subsidiaries	(25,926)	(27,150)	(16,596)
Advance to subsidiaries	(2,013)	(4,818)	(63,634)
Repayment from subsidiaries	2,135
Purchase of intangible assets		(1,500)
Repayment of loan to a director			131
Proceeds from disposal of financial asset at FVTPL	5,000
NET CASH FROM (USED IN) INVESTING ACTIVITIES	(20,692)	(33,426)	(80,008)
FINANCING ACTIVITIES
Proceeds on issue of convertible preferred shares			124,250
Proceeds from issue of shares upon exercise of share options	392	141	6,029
Issuance costs paid for convertible preferred shares			(3,782)
Accrued issuance costs paid		(1,173)	(439)
NET CASH FROM (USED IN) FINANCING ACTIVITIES	392	(1,032)	126,058
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(26,860)	(40,760)	44,866
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	32,861	73,621	28,755
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 6,001	$ 32,861	$ 73,621